Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Digital Assets [Abstract]
Gain on digital assets	$ 39,120	$ 9,242
Deferred income tax expense	$ 14,104	$ 3,332